Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (8,916)	$ (7,838)	$ (31,463)	$ (22,818)	$ (15,036)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and loss on disposal of assets			143	66	88
Depreciation	57	30
Stock-based compensation expense	2,697	707	3,263	1,343	70
Change in value of preferred stock warrant liabilities and derivative					(296)
Gain on sales of property and equipment	(26)
Amortization of deferred financing costs and noncash interest					708
Changes in operating assets and liabilities:
Prepaid expenses and other	462	(69)	(282)	198	(380)
Accounts payable	(643)	202	927	65	258
Accrued direct program expenses	(2,559)	1,054	1,091	311	355
Accrued restructuring charges	2,251
Accrued employee benefits	(1,760)	(963)	204	1,465	(183)
Accrued other liabilities	1	(134)	(142)	163	(32)
Net cash used in operating activities	(8,436)	(7,011)	(26,259)	(19,207)	(14,448)
Investing activities
Purchases of property and equipment		(31)	(106)	(188)	(4)
Proceeds from sales of property and equipment	72
Purchases of marketable securities	(18,982)	(29,469)	(75,324)	(76,260)
Proceeds from maturities and sales of marketable securities	16,072	27,550	100,735	14,000
Net cash provided by (used in) investing activities	(2,838)	(1,950)	25,305	(62,448)	(4)
Financing activities
Proceeds from issuance of common stock, net of offering costs			20	78,771
Proceeds from issuance of common stock under employee share plans			146	63	2
Proceeds from issuance of convertible preferred stock, net					29,935
Decrease in restricted cash					2,500
Proceeds from notes payable, net					11,868
Principal payment on debt					(3,139)
Net cash provided by financing activities			166	78,834	41,166
Net increase (decrease) in cash and cash equivalents	(11,274)	(8,961)	(788)	(2,821)	26,714
Cash and cash equivalents, beginning of period	24,203	24,991	24,991	27,812	1,098
Cash and cash equivalents, end of period	$ 12,929	$ 16,030	$ 24,203	24,991	27,812
Supplemental disclosures of cash flow information
Cash paid for interest					165
Conversion of convertible preferred stock to common stock				$ 41,880
Conversion of convertible debt and accrued interest to convertible preferred stock, net					$ 24,655